Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

NOTE B — Acquisitions

In December 2012, CTS acquired D&R Technology (“D&R”), a privately-held company located in Carol Stream, Illinois and Juarez, Mexico for $63.5 million. D&R is a leading manufacturer of custom designed sensors, switches and electromechanical assemblies primarily serving the automotive light-vehicle market. This acquisition expands CTS’ strategic automotive sensor product platform with new customers and a broader product portfolio. The acquisition will also further diversify CTS’ Components and Sensors segment and bring new growth opportunities from sensor applications for safety systems and vehicle chassis management. Additionally, D&R brings strong sensor design and development engineering capabilities to complement CTS’ world-class engineering team.

The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Estimated Fair Values
($ in thousands)	At December 21, 2012

Current assets	$14,099
Property, plant and equipment	8,635
Goodwill	28,185
Amortizable intangible assets	16,873
In-process research and development	500
Other assets	678

Fair value of assets acquired	68,970
Less fair value of liabilities acquired	(5,470)

Net cash paid	$63,500

Included in current assets is the fair value of accounts receivable of $7,953,000. Goodwill recorded in connection with the above acquisition is primarily attributable to the synergies expected to arise after the Company’s acquisition of the business and the assembled workforce of the acquired business. The goodwill is deductible for tax purposes over a 15-year period.

The following table summarizes the net sales and earnings before income taxes of D&R that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, December 21, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$280
Loss before income taxes	$(1,168)

The following table summarizes the combined net sales and earnings before income taxes of CTS and D&R on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$626,784	$636,602
Earnings before income taxes	$29,506	$26,586

The D&R acquisition will be accounted for using the acquisition method of accounting whereby the total purchase price is allocated to tangible and intangible assets and liabilities based on the fair market values on the date of acquisition. CTS determines the purchase price allocations on the acquisition based on estimates of the fair values of the assets acquired and liabilities assumed. The allocations for goodwill and other intangible assets is based on historical experience and third party evaluation. The allocations pertaining to goodwill and other intangible assets will be finalized in 2013.

In January 2012, CTS acquired 100% of the common stock of Valpey-Fisher, a publicly held company located in Hopkinton, Massachusetts for approximately $18.3 million. Valpey-Fisher is a recognized technology leader in the design and manufacture of precision frequency crystal oscillators. This acquisition expands CTS’ technology, and brings strong engineering capabilities and management leadership to support the Company’s strategic initiatives in CTS’ Component and Sensors’ segment.

The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At January 23, 2012

Current assets	$9,530
Property, plant and equipment	6,231
Goodwill	7,665
Amortizable intangible assets	2,420
In-process research and development	400
Other assets	231

Fair value of assets acquired, including $3,578 cash acquired	26,477
Less fair value of liabilities acquired	(8,210)

Net assets acquired	18,267
Cash acquired	(3,578)

Net cash paid	$14,689

Included in current assets is the fair value of accounts receivable of $2,479,000. Goodwill recorded in connection with the above acquisition is primarily attributable to the synergies expected to arise after the Company’s acquisition of the business and the assembled workforce of the acquired business. None of the goodwill is deductible for tax purposes.

The following table summarizes the net sales and earnings before income taxes of Valpey-Fisher that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, January 23, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$15,191
Earnings before income taxes	$1,123

The following table summarizes the combined net sales and earnings before income taxes of CTS and Valpey-Fisher on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$578,034	$603,918
Earnings before income taxes	$27,603	$25,548

The Valpey-Fisher acquisition was accounted for using the acquisition method of accounting whereby the total purchase price is allocated to tangible and intangible assets and liabilities based on the fair market values on the date of acquisition. CTS determines the purchase price allocations on the acquisition based on the fair values of the assets acquired and liabilities assumed. These allocations were finalized as of December 31, 2012.

In January 2011, CTS acquired certain assets and assumed certain liabilities of Fordahl, a privately held company located in Brugg, Switzerland. This business was acquired for approximately $2.9 million, net of cash acquired. The assets acquired include inventory, accounts receivable, leasehold improvements, machinery and equipment, and certain intangible assets.

The Fordahl product line includes high-performance temperature compensated crystal oscillators and voltage controlled crystal oscillators. This product line expanded CTS’ frequency product portfolio from clock and crystals to highly-engineered precision ovenized oscillators. This acquisition added new customers and opened up new market opportunities for CTS.

The Fordahl acquisition was accounted for using the acquisition method of accounting whereby the total purchase price was allocated to tangible and intangible assets based on the fair market values on the date of acquisition. CTS determined the purchase price allocations on the acquisition based on estimates of the fair values of the assets acquired and liabilities assumed. CTS finalized the purchase price allocation at December 31, 2011.